SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011
Revenue Recognition
Current deferred revenue	$ 10,779	$ 16,965
Long-term deferred revenue	3,813	8,554
Disposed of by sale, not discontinued operations | IPTV divestiture
Revenue Recognition
Deferred revenue					$ 10,000
Gross profit impact from future revenue recognition of unassigned contracts	0
Revenues relating to un-assigned contracts	300	$ 3,600	$ 4,300
Liabilities related to un-assigned contracts	10,200				47,300
Deferred costs related to un-assigned contracts	$ 10,200				47,300
PAS Infrastructure Contracts
Revenue Recognition
Deferred revenue						$ 13,200
Deferred revenue released				$ 8,100
PAS Infrastructure Contracts | Disposed of by sale, not discontinued operations | IPTV divestiture
Revenue Recognition
Deferred revenue of disposal group					$ 5,100